Property, Plant and Equipment	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
8.
Property, Plant and Equipment
A.
Reconciliation of carrying amount

(In thousand Euros)	Buildings and leasehold improvements	Fixtures and fittings	Plant and equipment	Total
Balance at December 31, 2024	17,078	3,404	47,366	67,848
Additions	—	5	1,776	1,781
Impairment of assets	—	28	—	28
Depreciation for the period	(1,102)	(466)	(3,988)	(5,556)
Translation differences	(10)	(41)	(1,602)	(1,653)
Balance at June 30, 2025	15,966	2,930	43,552	62,448
Cost
At December 31, 2024	23,537	6,532	64,336	94,405
At June 30, 2025	23,527	6,496	64,510	94,533
Accumulated amortization
At December 31, 2024	(6,458)	(2,753)	(16,970)	(26,181)
At June 30, 2025	(7,560)	(3,219)	(20,958)	(31,737)
Impairment of assets
At December 31, 2024	—	(376)	—	(376)
At June 30, 2025	—	(348)	—	(348)

Additions to property, plant and equipment for the six months ended June 30, 2025 amounted to Euros 1,781 thousand, and primarily relates to the acquisition of machinery and tools for manufacturing plants.

As of June 30, 2025, additions to property, plant and equipment for which payment was still pending totaled Euros 440 thousand, as compared to Euros 719 thousand as of December 31, 2024.

The Group has items in use that were fully depreciated as of June 30, 2025 for an amount of Euros 1,853 thousand as compared to 385 Euros as of December 31, 2024.

Other information

The Group has obtained insurance policies that cover the carrying amount of its property, plant and equipment.

Capital expenditure commitments amounted to Euros 209 thousand as of June 30, 2025, compared to Euros 335 thousand as of December 31, 2024. These commitments mainly relate to the acquisition of tools and machinery.

There are no other significant contractual obligations to purchase, construct or develop property, plant and equipment assets.

As a consequence of certain loans the Group had a pledge on certain assets classified as property, plant and equipment at June 30, 2025 and December 31, 2024 for an amount of Euros 24,789 thousand. There are no additional restrictions on the sale of its property, plant and equipment and no additional pledge exists on these assets at June 30, 2025 and 2024, except for the leasehold improvement which cannot be realized and which totaled Euros 23,527 thousand as of June 30, 2025 as compared to Euros 23,537 thousand at December 31, 2024.